Short-Term Investments (Details 1) - USD ($)		Jun. 30, 2019	Jun. 30, 2018
Available for sale securities	[1]	$ 172,966	$ 278,365
Fair Value, Inputs, Level 1 [Member]
Available for sale securities		172,966	278,365
Fair Value, Inputs, Level 2 [Member]
Available for sale securities
Fair Value, Inputs, Level 3 [Member]
Available for sale securities

[1]	In fiscal year 2018, Puhui Beijing invested $1,057,003 in a publicly listed company, of which, $105,700 was invested by Puhui Beijing and $951,303 was invested on behalf of and funded by investors. Due to the subsequent declining stock price, management concluded the price decline was significant and other than temporary, and accordingly, recorded an impairment of $778,638 against the investment cost as of June 30, 2018, among which $78,984 was recorded as an impairment loss, representing Puhui's share of the investment loss, and $700,773 was recorded against customer deposits, with a $1,119 exchange rate difference. As of June 30, 2019, Puhui Beijing returned all of investors' funds. Puhui Beijing recorded additional impairment of $5,628 against its investment cost as of June 30, 2019. Puhui Beijing's investment in this publicly listed company, net of impairment and exchange rate differences amounted to $20,232 as of June 30, 2019. As June 30, 2019, the Company also invested a total of $152,734 in two U.S. publicly listed companies, which are publicly traded on Nasdaq.